Leases - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Lease
2022	$ 57.0
2023	52.0
2024	48.0
2025	44.0
2026	39.0
Thereafter	170.0
Total lease payments	410.0
Less: Imputed interest	(102.0)
Present value of lease liabilities	307.0
Finance Lease
2022	11.0
2023	9.0
2024	6.0
2025	6.0
2026	5.0
Thereafter	4.0
Total lease payments	41.0
Less: Imputed interest	(5.0)
Present value of lease liabilities	37.0
Lease Liabilities Payments Due [Abstract]
2022	69.0
2023	60.0
2024	55.0
2025	49.0
2026	44.0
Thereafter	174.0
Total lease payments	451.0
Less: Imputed interest	(107.0)
Present value of lease liabilities	344.0	$ 352.0
Future minimum rental payments	$ 8.9
Minimum
Lease Liabilities Payments Due [Abstract]
Lease not yet commenced, term of contract	7 years
Maximum
Lease Liabilities Payments Due [Abstract]
Lease not yet commenced, term of contract	9 years